Beck Mack + Oliver Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
1
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2025.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table includes Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 99.0%
Communication Services - 9.4%
20,000 Alphabet, Inc., Class C $ 6,276,000
6,000 Amazon.com, Inc.
(a)
1,384,920
7,660,920
Consumer Discretionary - 8.1%
12,000 Hilton Worldwide Holdings, Inc. 3,447,000
35,000 Somnigroup International, Inc. 3,124,800
6,571,800
Energy - 0.8%
20,000 Enterprise Products Partners LP 641,200
Financials - 32.5%
43,000 Apollo Global Management, Inc. 6,224,680
16,000 Arthur J Gallagher & Co. 4,140,640
37,000 Blackstone, Inc., Class A 5,703,180
6,000 Credit Acceptance Corp.
(a)
2,660,760
8,000 JPMorgan Chase & Co. 2,577,760
2,700 Mastercard, Inc., Class A 1,541,376
35,000 The Charles Schwab Corp. 3,496,850
26,345,246
Health Care - 19.4%
17,000 Abbott Laboratories 2,129,930
115,000 Fortrea Holdings, Inc.
(a)
1,983,750
10,000 Labcorp Holdings, Inc. 2,508,800
80,000 RadNet, Inc.
(a)
5,708,000
9,000 Waters Corp.
(a)
3,418,470
15,748,950
Industrials - 17.4%
60,000 Ashtead Group PLC 4,095,000
17,000 Ferguson Enterprises, Inc. 3,784,710
47,000 Rush Enterprises, Inc., Class A 2,535,180
80,000 Zurn Elkay Water Solutions Corp. 3,719,200
14,134,090
Information Technology - 11.4%
35,000 CoStar Group, Inc.
(a)
2,353,400
10,500 Microsoft Corp. 5,078,010
4,000 Roper Technologies, Inc. 1,780,520
9,211,930
Total Common Stock (Cost $37,755,755) 80,314,136
Shares Security Description Value
Money Market Fund - 1.1%
907,264 First American
Government Obligations
Fund, Class X, 3.68%
(b)
(Cost $907,264) 907,264
Investments, at value - 100.1% (Cost $38,663,019) $ 81,221,400
Other Assets & Liabilities, Net - (0.1)% (45,677)
Net Assets - 100.0% $ 81,175,723
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of December 31,
2025.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 81,221,400
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 81,221,400

Beck Mack + Oliver Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
2
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.